Summary of Federal Income Tax Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of federal income tax (benefit) expense attributable to (loss) income before income attributable to noncontrolling interest
Current tax expense (benefit)	$ 61	$ 76	$ 5
Deferred tax expense (benefit)	65	217	(152)
Total tax (benefit) expense	$ 126	$ 293	$ (147)